11. SUPPLEMENTARY INFORMATION	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTARY INFORMATION

Cash paid during the years for:

	YEARS ENDED DECEMBER 31,
	2013	2012

Interest	$58,803	$62,689

Income Taxes	$–	$–

Non cash disclosures:

On December 12, 2013 a director of the Company was assigned the $350,000 note held by TCA Global. The note assigned was negotiated for extension of maturity date, to June 12, 2014, interest payable at 15%. Any outstanding balance and any accrued interest thereon may be converted into common stock at a price of $.30 per share. The Company may prepay the note without penalties. In December 2013, request was made to convert $28,000 of the note balance, into 93,334 shares of common stock.